Note 3 - Trade Accounts and Notes Receivable, Net (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Credit Loss Expense (Reversal)	€ 84	€ 362	€ 107